Provisions - Breakdown for expense for defined contribution plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Defined contribution plans of the Company	€ 38	€ 134
Employer contributions to statutory pension scheme	12,062	12,024
Total expense recognized for defined contribution plans	€ 12,100	€ 12,158